Financial assets at fair value through profit or loss	12 Months Ended
Dec. 31, 2021
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Financial assets at fair value through profit or loss
7.	Financial assets at fair value through profit or loss

	December 31, 2020	December 31, 2021
	NT$000	NT$000
Current:
Financial assets mandatorily measured at fair value through profit or loss
Listed stocks	46,512	339,679
Valuation adjustment	6,608	20,281

	53,120	359,960

Non-current:
Financial assets mandatorily measured at fair value through profit or loss
Foreign partnership interests	10,940	—
Valuation adjustment	(572)	—

	10,368	—

a)	Amounts recognized in profit or loss in relation to the financial assets at fair value through profit or loss are listed below:

	Year ended December 31,
	2019	2020	2021
	NT$000	NT$000	NT$000
Financial assets mandatorily measured at fair value through profit or loss
Beneficiary certificates*	1,750	18,077	2,530
Listed stocks	—	6,608	13,673
Foreign partnership interests	(433)	(670)	(941)

	1,317	24,015	15,262

*
Beneficiary certificates represent money market funds the Company held during the reporting period. As of December 31, 2019, 2020 and 2021, there were no beneficiary certificates classified as current financial assets at fair value through profit or loss (“FVTPL”).

b)	No financial assets at FVTPL were pledged to others.

c)	Information relating to price risk of financial assets at FVTPL is provided in Note 43.